DISCONTINUED OPERATIONS - Statement of Operations (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 23, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Expenses:
Gain on sale of partnership interest		$ 15,467	$ 0	$ 0
Newark Joint Venture | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Revenues:
Rental and other revenue from real estate properties		2,437	4,335
Other income		444	1,067
Total revenues		2,881	5,402
Expenses:
Real estate operating expenses		2,277	4,610
Interest expense		2,242	4,880
Depreciation		1,150	2,241
Total expense		5,669	11,731
Income from discontinued operations		(2,788)	(6,329)
Gain on sale of partnership interest	$ 15,467	15,467	0
Discontinued operations		$ 12,679	$ (6,329)